Shareholder Report, Holdings (Details)	Jun. 30, 2026
Oberweis Micro-Cap Fund | Investor Class [Member] | Silicon Motion Technology Corp. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Ultra Clean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Micro-Cap Fund | Investor Class [Member] | Powell Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Micro-Cap Fund | Investor Class [Member] | Diodes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | Blue Bird Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | MaxLinear, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | American Superconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Oberweis Micro-Cap Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis Micro-Cap Fund | Investor Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Micro-Cap Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Micro-Cap Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Micro-Cap Fund | Investor Class [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Micro-Cap Fund | Investor Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Silicon Motion Technology Corp. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Ultra Clean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Powell Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Diodes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Blue Bird Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | MaxLinear, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | American Superconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Other Assets in excess Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | DigitalOcean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | SiTime Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Hinge Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | MACOM Technology Solutions Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Nova Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Other Assets in excess Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | DigitalOcean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | SiTime Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Hinge Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | MACOM Technology Solutions Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Nova Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Other Assets in excess Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Global Opportunities Fund | Investor Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Global Opportunities Fund | Investor Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | DigitalOcean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Global Opportunities Fund | Investor Class [Member] | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | MACOM Technology Solutions Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Lumentum Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Global Opportunities Fund | Investor Class [Member] | IMI PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Global Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis Global Opportunities Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Global Opportunities Fund | Investor Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Global Opportunities Fund | Investor Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Other Assets in excess Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | DigitalOcean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | MACOM Technology Solutions Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Lumentum Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | IMI PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Diploma PLCOne Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Veracyte Inc One Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Other Assets in excess Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis China Opportunities Fund | Investor Class [Member] | Kingboard Laminates Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis China Opportunities Fund | Investor Class [Member] | Elite Material Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis China Opportunities Fund | Investor Class [Member] | Tencent Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis China Opportunities Fund | Investor Class [Member] | Alibaba Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis China Opportunities Fund | Investor Class [Member] | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis China Opportunities Fund | Investor Class [Member] | HSBC Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis China Opportunities Fund | Investor Class [Member] | Montage Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis China Opportunities Fund | Investor Class [Member] | ASE Technology Hldg. Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis China Opportunities Fund | Investor Class [Member] | ACM Research, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Oberweis China Opportunities Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Oberweis China Opportunities Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis China Opportunities Fund | Investor Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis China Opportunities Fund | Investor Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Oberweis China Opportunities Fund | Investor Class [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis China Opportunities Fund | Investor Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis China Opportunities Fund | Investor Class [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis China Opportunities Fund | Investor Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%
Oberweis China Opportunities Fund | Investor Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Other Liabilities in excess of Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Oberweis China Opportunities Fund | Institutional Class [Member] | Kingboard Laminates Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis China Opportunities Fund | Institutional Class [Member] | Elite Material Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | Tencent Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | Alibaba Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis China Opportunities Fund | Institutional Class [Member] | HSBC Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis China Opportunities Fund | Institutional Class [Member] | Montage Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis China Opportunities Fund | Institutional Class [Member] | ASE Technology Hldg. Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | ACM Research, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Oberweis China Opportunities Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis China Opportunities Fund | Institutional Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Oberweis China Opportunities Fund | Institutional Class [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis China Opportunities Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%
Oberweis China Opportunities Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | Other Liabilities in excess of Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Oberweis International Opportunities Fund | Investor Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis International Opportunities Fund | Investor Class [Member] | IMI PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Koninklijke Heijmans N.V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis International Opportunities Fund | Investor Class [Member] | Storebrand ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Investor Class [Member] | Fuji Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Investor Class [Member] | Enerflex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Investor Class [Member] | Tokyo Ohka Kogyo Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis International Opportunities Fund | Investor Class [Member] | Glanbia PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Food & Life Cos. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Investor Class [Member] | De' Longhi SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Oberweis International Opportunities Fund | Investor Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Oberweis International Opportunities Fund | Investor Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Oberweis International Opportunities Fund | Investor Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis International Opportunities Fund | Investor Class [Member] | Food Products Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis International Opportunities Fund | Investor Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Other Assets in excess Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Oberweis International Opportunities Fund | Investor Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis International Opportunities Fund | Institutional Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | IMI PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Koninklijke Heijmans N.V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis International Opportunities Fund | Institutional Class [Member] | Storebrand ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Institutional Class [Member] | Fuji Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | Enerflex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | Tokyo Ohka Kogyo Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Glanbia PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Food & Life Cos. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | De' Longhi SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Oberweis International Opportunities Fund | Institutional Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Oberweis International Opportunities Fund | Institutional Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis International Opportunities Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis International Opportunities Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Other Assets in excess Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Oberweis International Opportunities Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | HSBC Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Kioxia Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Sumitomo Electric Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | ASML Hldg. NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Roche Hldg. AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Other Liabilities in excess of Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)